CONCENTRATIONS OF RISK (Schedule of Revenues by Customer) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenues	$ 46,269,729	$ 43,658,828	$ 42,638,117
Revenue [Member]
Concentration Risk [Line Items]
Revenues	$ 25,835,439	$ 15,125,369	$ 15,398,990
Risk percentage	56.00%	35.00%	35.00%
Customer A [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenues	$ 9,653,177	$ 6,098,923	$ 6,283,257
Risk percentage	21.00%	14.00%	14.00%
Customer B [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenues	$ 5,993,579	$ 4,753,461	$ 4,764,066
Risk percentage	13.00%	11.00%	11.00%
Customer C [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenues	$ 5,617,895	$ 4,272,985	$ 4,351,667
Risk percentage	12.00%	10.00%	10.00%
Customer D [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenues	$ 4,570,788
Risk percentage	10.00%